Concentration of Credit Risk and Off-Balance Sheet Risk - Additional Information (Detail) - Customer	3 Months Ended		6 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2017
Concentration Risk [Line Items]
Number of customers representing more than 10% of accounts receivable	0			0	0
Number of customers representing more than 10% of revenue	0	0	0	0
Minimum [Member] | Corporate Securities [Member]
Concentration Risk [Line Items]
Investment maturity period				1 month
Minimum [Member] | U.S. Treasury Securities [Member]
Concentration Risk [Line Items]
Investment maturity period				2 months
Minimum [Member] | Non-U.S. Government Securities [Member]
Concentration Risk [Line Items]
Investment maturity period				1 month
Maximum [Member] | Corporate Securities [Member]
Concentration Risk [Line Items]
Investment maturity period				10 months
Maximum [Member] | U.S. Treasury Securities [Member]
Concentration Risk [Line Items]
Investment maturity period				7 months
Maximum [Member] | Non-U.S. Government Securities [Member]
Concentration Risk [Line Items]
Investment maturity period				5 months